Insurance coverage	12 Months Ended
Dec. 31, 2020
Insurance coverage
Insurance coverage

32. Insurance coverage

The Company and its subsidiaries adopt the policy of contracting insurance coverage for properties subject to risks in amounts considered sufficient to cover any casualties, considering the nature of their activity. Coverages in 2019 and 2018 are shown below:

	12/31/2020	12/31/2019
Civil liability for professionals	200,000	10,000
Civil liability for managers	100,000	70,000
Operational risks	10,000	165,800
Vehicles	600	600
	310,600	246,400